STATEMENTS OF FINANCIAL CONDITION (Unaudited) (Parenthetical)	Jun. 30, 2014	Dec. 31, 2013
Partners' Capital:
Limited Partners, Units (in units)	1,878,074.196	2,394,803.341
General Partner, Units (in units)	35,877.343	35,877.343